Intangible Assets, Net - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
IntangibleAssets [Abstract]
Amortization expenses	¥ 3,349	$ 486	¥ 3,162	¥ 852
2023	1,583
2024	401
2025	2
2026	0
2027	¥ 0